Goodwill and Other Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Line Items]
Goodwill impairment	$ 0
Goodwill	147,523		$ 147,523	$ 147,523	$ 147,523
Amortization of Intangible Assets	17,857	$ 17,858	71,429	71,428	71,428
Impairment of goodwill and intangible assets	0	$ 0
Impairment of intangible assets			0	0	0
Legacy Business
Goodwill [Line Items]
Goodwill	144,014		144,014	144,014	144,014
Digital Business
Goodwill [Line Items]
Goodwill	$ 3,509		$ 3,509	$ 3,509	$ 3,509